SEMIANNUAL REPORT DECEMBER 31, 2000

Prudential Securities COMMAND Funds/
COMMAND Money Fund, COMMAND Government Fund,
COMMAND Tax-Free Fund

Fund Type Money market

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The COMMAND Money Fund and the COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. However, the COMMAND Money Fund invests in a diversified portfolio of money market instruments maturing in 13 months or less, while the COMMAND Government Fund invests in a portfolio of U.S. government securities maturing in 13 months or less. There can be no assurance that the Funds will achieve their respective investment objective.
The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities, and their agencies (or authorities). Some securities may pay income that is subject to the federal alternative minimum tax (AMT). There can be no assurance that the Fund will achieve its investment objective.

Fund Facts           As of 12/31/00

                                       7-Day        Net Asset      Weighted Avg.     Net Assets
                                    Current Yld.   Value (NAV)      Mat. (WAM)        (Millions)
COMMAND Money                          6.17%          $1.00            46 Days         $14,772
iMoneyNet, Inc.
Money Fund (General Purpose) Avg.1     5.89%          $1.00            55 Days           N/A
COMMAND Government                     5.87%          $1.00            57 Days           $741
iMoneyNet, Inc.
Government & Agency Retail Avg.1       5.83%          $1.00            47 Days           N/A
COMMAND Tax-Free                       4.06%          $1.00            44 Days          $1,450
iMoneyNet, Inc.
SB & GP Avg.2                          3.88%          $1.00            42 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1 iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Money Fund (General Purpose) Average category and the iMoneyNet, Inc. Gov't & Agency Retail
Average category as of December 26, 2000, the closest date to the end of our reporting period.

2 iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Stock Broker &
General Purpose (SB & GP) Average category as of December
22, 2000, the closest date to the end of our reporting period.

(LOGO)                   February 15, 2001

DEAR SHAREHOLDER,
A dramatic deceleration in U.S. economic growth prompted a change in the outlook for U.S. monetary policy during the second half of 2000. The Federal Reserve (the Fed) was initially expected to leave short-term rates unchanged after having raised them repeatedly before our reporting period began. But as the economy weakened alarmingly in the autumn of 2000, the Fed clearly needed to cut short-term rates to stimulate economic growth.

Anticipation of lower short-term rates led to a sharp decline in money market yields. Among municipal money market securities, this trend toward lower yields was at times offset by supply/demand imbalances that are characteristic of that market.

In this investment environment, skillful interest-rate analysis by Prudential's Money Markets Sector team played a crucial role in enabling the COMMAND Money Fund, the COMMAND Government Fund, and the COMMAND Tax-Free Fund to maintain stable $1 net asset values and to provide competitive yields during the six months.

We discuss developments in the money markets and explain the COMMAND Funds' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Securities COMMAND Funds
                                              1

Prudential Securities COMMAND Funds    COMMAND Money Fund

   Semiannual Report   December 31, 2000

INVESTMENT ADVISER'S REPORT

COMMAND MONEY FUND
Money market yields headed lower as the U.S. economic expansion nearly slowed to a crawl during our six-month reporting period that began July 1, 2000. In this investment environment, we took advantage of good buying opportunities, most of which occurred early in the period before money market yields declined sharply.

The economy lost steam in the summer of 2000 because the Fed had repeatedly increased short-term interest rates prior to the start of our six-month reporting period. Raising short-term rates can curb economic growth by encouraging higher borrowing costs for businesses and consumers. The Fed had wanted the economy to weaken gradually because a rapidly expanding economy might boost inflation.

Now that economic growth was moderating, the Fed was not expected to continue tightening monetary policy.
Consequently, investors accepted lower yields (and paid higher prices) for money market securities.

INVESTING BEFORE YIELDS MOVED SHARPLY LOWER
During the summer, we too came to the conclusion that the central bank had finished raising rates for this business cycle. Therefore we bought securities that matured in three to six months. Our purchases helped to position the COMMAND
Money Fund's weighted average maturity (WAM) significantly longer than that of its competitive average for the remainder of the year. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held by a fund.)

          www.prudential.com  (800) 225-1852

Having a longer-than-average WAM worked well because it allowed the COMMAND Money Fund's yield to remain higher for a longer time as money market yields declined sharply in December. This steep drop in yields occurred because not only were the Fed's previous interest-rate hikes starting to bite, but higher energy prices and weakness in the stock market also tempered the livelihood of the consumer-driven economy.

LOOKING AHEAD
SHORT-TERM RATES SEEN HEADED LOWER
In January 2001, the Fed reduced short-term interest rates by a total of one percentage point in order to revitalize the sagging U.S. economy. But because the economy continues to "flirt" with recession and inflation remains under control, the central bank is widely expected to continue easing monetary policy aggressively. In anticipation of future rate cuts, money market yields have continued to decline, with longer-term money market yields now lower than shorter-term money market yields. This development is known as an inverted yield curve.

Accordingly, we remain reluctant to extend the COMMAND Money Fund's WAM in an aggressive fashion with the money market yield curve inverted so dramatically. Furthermore, the deceleration in economic growth has, on average, had a negative impact on corporate credit quality. In such an environment, we will be more deliberative than usual in our investment selections.
                                           3

Prudential Securities COMMAND Funds   COMMAND Government Fund

   Semiannual Report   December 31, 2000

INVESTMENT ADVISER'S REPORT

COMMAND GOVERNMENT FUND
Two developments helped shape our investment strategy during our six-month reporting period that began July 1, 2000. First, there was a sharp decline in money market yields as the U.S. economic expansion slowed dramatically. Second, declining issuance of U.S. Treasuries increased demand for federal agency securities, which are the primary investment vehicle of the COMMAND Government Fund.

The Fed had wanted the economy to cool off because it feared that the rapidly expanding economy might boost inflationary pressures. Therefore the central bank had repeatedly raised short-term interest rates before our six-month reporting period began. Increasing short-term rates can curb economic growth by encouraging higher rates on mortgages, credit cards, and other types of loans to consumers and businesses.

As it became clear that the economic expansion was decelerating, the Fed was expected to leave rates unchanged for the remainder of the year. This view led investors to accept lower yields on money market securities, which drove prices higher.

LOCKING IN YIELDS BEFORE THEY TUMBLED LOWER
We bought six-month and one-year federal agency securities in the summer and early autumn of 2000 to lock in yields before they moved sharply lower. Our purchases positioned the COMMAND Government Fund's weighted average maturity
(WAM) significantly longer than that of its competitive average for the remainder of the year. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held by a portfolio.) This strategy worked well because it helped the COMMAND Government Fund's yield to remain higher for a longer time as money market yields continued to fall.

             www.prudential.com  (800) 225-1852

The trend toward lower yields accelerated in December 2000 because the Fed was poised to cut short-term rates to stimulate the economy, which had slowed far more than the central bank intended. Yields were also low among one-year federal agency securities as some investors bought these securities because there were not enough one-year U.S. Treasury bills available. The federal government had reduced issuance of Treasury securities, including one-year Treasury bills, as growing federal budget surpluses lessened its need to borrow money through issuance of Treasuries.

The declining supply of Treasury bills also affected a portion of the adjustable-rate securities held by the Command Government Fund. Some of these securities have rates that reset monthly or quarterly based on the market discount rates for comparable Treasury bills. Strong investor demand for the dwindling supply of Treasury bills caused them to become more expensive or provide lower market discount rates. As a result, the COMMAND Government Fund's adjustable-rate securities that are based on Treasury bills also provided less attractive rates.

LOOKING AHEAD
SHORT-TERM RATES SEEN HEADED LOWER
In January 2001, the Fed reduced short-term interest rates by a total of one percentage point in order to revitalize the sagging U.S. economy. But because the economy continues to "flirt" with recession and inflation remains under control, the central bank is widely expected to continue easing monetary policy aggressively. In anticipation of future rate cuts, money market yields have continued to decline, with longer-term money market yields now lower than shorter-term money market yields. This development is known as an inverted yield curve. Accordingly, we remain reluctant to extend the COMMAND Government Fund's WAM in an aggressive fashion with the money market yield curve inverted so dramatically.

Prudential Securities COMMAND Funds   COMMAND Tax-Free Fund

   Semiannual Report   December 31, 2000

INVESTMENT ADVISER'S REPORT

COMMAND TAX-FREE FUND
The tax-exempt money market sometimes experiences seasonal declines in yields that occur because demand for its securities greatly exceeds the supply. One of these periods, known as the "July effect," had just gotten underway when our six-month reporting period began July 1, 2000.

Fortunately, we had prepared for the "July effect" prior to the beginning of our six-month reporting period. We purchased tax-exempt commercial paper when municipal money market yields were higher, thus locking in very attractive yields into the autumn of 2000. This strategy helped us to avoid buying longer-term municipal money market securities during July when yields were at such unattractively low levels.

As assets increased in July and August, the COMMAND Tax-Free Fund's weighted average maturity (WAM) shortened. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held by a fund.)

Having a shorter WAM meant we had plenty of money on hand to invest when the supply of newly issued securities picked up. For example, we bought $22 million of Texas Tax and Revenue Anticipation Notes from a $3.9 billion issue that came to market with very attractive yields in August.

We took advantage of other good buying opportunities that occurred in mid-September when corporations withdrew cash from tax-free money market funds to pay their quarterly taxes. In order to satisfy such withdrawals, portfolio managers usually sell municipal money market securities, which increases the supply and temporarily boosts yields to more attractive levels.

            www.prudential.com  (800) 225-1852

Yields also moved higher in October. We invested in attractive general-market notes that, when taken together with earlier purchases, extended the COMMAND Tax-Free Fund's WAM until it was once again longer than that of its competition. Looking back, locking in yields at that time helped to prepare the COMMAND Tax-Free Fund for subsequent declines in the tax-exempt interest-rate environment.

In December, we shortened the WAM by investing in very short-term, floating-rate municipal securities that would enable us to meet the high level of shareholder outflows from money market funds at year-end. We also planned to take advantage of attractive investment opportunities that occur during this time as the outflows temporarily increase the supply of securities and the level of yields.

However, municipal money fund outflows were lower than usual in December, which may have been due to a weak stock market. These lower-than-expected outflows resulted in fewer attractive buying opportunities at year-end. Therefore the COMMAND Tax-Free Fund headed into 2001 with an unusually large amount of short-term securities whose proceeds were invested during a declining-rate environment.

LOOKING AHEAD
WEAKER ECONOMIC GROWTH SEEN BOOSTING MUNI ISSUANCE
In January 2001, the Fed reduced short-term interest rates by a total of one percentage point in order to revitalize a sagging U.S. economy. But because the economy continues to "flirt" with recession, the Fed is widely expected to continue easing monetary policy aggressively. We believe the borrowing needs of state and local governments will increase because of the slower-paced economy. Therefore we expect to see greater issuance of tax-exempt money market securities in 2001, which should create additional attractive buying opportunities for the COMMAND Tax-Free Fund.

Prudential Securities Command Funds Management Team

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Bank Notes  7.1%
$   20,000    Banc One Corp.,
                 6.599%, 3/23/01(a)                               $       20,004,904
   109,000    Bank of America NA,
                 6.82%, 2/5/01                                           109,000,000
              Bank One NA,
    39,000    6.828%, 1/16/01(a)                                          39,004,449
    70,000    6.714%, 9/6/01(a)                                           70,008,523
   206,000    CIT Group, Inc.,
                 6.714%, 1/16/01(a)                                      205,846,886
              Comerica Bank NA,
    92,000    6.776%, 1/8/01                                              92,002,646
    40,000    6.719%, 1/8/01(a)                                           39,994,838
    50,000    First Chicago Corp.,
                 6.809%, 2/1/01(a)                                        49,999,455
              Merrill Lynch & Co., Inc.,
   138,000    6.668%, 1/11/01(a)                                         137,937,182
    45,000    6.714%, 1/15/01(a)                                          44,996,802
    21,000    6.711%, 1/16/01(a)                                          21,001,331
   131,000    6.588%, 3/12/01(a)                                         131,000,000
    90,000    National City Bank of Cleveland,
                 6.55%, 1/31/01                                           89,996,486
                                                                  ------------------
                                                                       1,050,793,502
-------------------------------------------------------------------------------------
Certificates of Deposit--1.1%
    31,000    First Tennessee Bank NA,
                 6.54%, 2/28/01                                           30,999,590
              Southtrust Bank NA,
    35,000    6.70%, 3/5/01                                               34,999,852
    18,000    6.70%, 3/6/01                                               17,999,961
    15,000    6.69%, 3/14/01                                              15,000,185
    66,000    6.69%, 3/15/01                                              66,001,629
                                                                  ------------------
                                                                         165,001,217

    8                                      See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  4.4%
$   96,000    Banca Commerciale Italiana,
                 6.69%, 2/28/01                                   $       96,001,508
    55,000    Barclays Bank PLC,
                 6.85%, 2/5/01                                            55,001,550
     5,000    Bayerische Hypotheken-und Wechsel-Bank AG,
                 6.52%, 1/16/01                                            4,998,890
    16,000    Bayerische Landesbank,
                 6.74%, 2/16/01                                           15,999,752
              Commerzbank AG,
    30,000    6.64%, 2/14/01                                              30,000,000
   100,000    6.64%, 3/9/01                                              100,000,000
    93,000    6.61%, 4/2/01                                               93,019,068
    32,000    6.675%, 4/12/01                                             32,013,772
    95,000    Deutsche Bank AG,
                 6.46%, 4/9/01                                            95,002,531
    63,000    Norddeutsche Landesbank,
                 6.67%, 1/25/01                                           62,999,237
              Svenska Handelsbanken AB,
    16,000    6.75%, 2/20/01                                              16,000,215
    43,000    6.59%, 4/4/01                                               43,007,223
                                                                  ------------------
                                                                         644,043,746
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  7.4%
   156,000    Bank Austria AG,
                 6.609%, 1/16/01(a)                                      155,983,434
    95,000    Bank of Scotland New York Institutional
                 Certificate,
                 7.13%, 6/29/01                                           94,977,985
    43,000    Bayerische Hypotheken-und Wechsel-Bank AG,
                 6.72%, 2/14/01                                           42,998,347
   200,000    Canadian Imperial Bank of Commerce,
                 7.30%, 5/14/01                                          200,000,000
    45,000    Deutsche Bank AG,
                 6.75%, 2/22/01                                           44,996,960

    See Notes to Financial Statements                                      9

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   89,000    Dexia Bank,
                 6.67%, 1/19/01                                   $       89,000,438
   161,000    National Bank of Canada,
                 6.57%, 3/5/01                                           161,000,000
   200,000    UBS AG,
                 7.125%, 7/5/01                                          199,956,924
    50,000    Svenska Handelsbanken AB,
                 6.82%, 1/31/01                                           49,999,896
    50,000    Westpac Banking Corp.,
                 6.52%, 1/29/01                                           49,998,178
                                                                  ------------------
                                                                       1,088,912,162
-------------------------------------------------------------------------------------
Commercial Paper  59.8%
    25,000    Abbey National North America Corp.,
                 6.53%, 1/30/01                                           24,868,493
    99,000    Alliance & Leicester PLC,
                 6.34%, 3/22/01                                           97,605,200
              Alltel Corp.,
    16,000    6.53%, 2/9/01                                               15,886,813
     9,500    6.38%, 3/23/01                                               9,363,628
              Associates Corp. of North America,
   119,000    6.50%, 3/5/01                                              117,646,375
    26,765    6.52%, 3/14/01                                              26,415,984
    20,000    Associates First Capital Corp.,
                 6.50%, 3/5/01                                            19,772,500
    50,000    6.50%, 3/19/01                                              49,304,861
              Banc One Financial Corp.,
    24,000    6.56%, 1/26/01                                              23,890,667
   125,000    6.52%, 2/16/01                                             123,958,611
              Bank of Scotland Treasury Services PLC,
    63,000    6.55%, 1/17/01                                              62,816,600
    96,000    6.53%, 1/31/01                                              95,477,600
              Bank One Australia Ltd.,
    34,000    6.54%, 2/2/01                                               33,802,347
     6,504    6.51%, 2/15/01                                               6,451,074

    10                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              BankAmerica Corp.,
$  110,000    6.48%, 2/23/01                                      $      108,950,600
   240,000    6.51%, 2/27/01                                             237,526,200
              Banque Et Caisse D'Epargne,
    11,000    6.53%, 2/6/01                                               10,928,170
   116,000    6.40%, 3/12/01                                             114,556,445
              BASF AG,
    30,000    6.53%, 1/26/01                                              29,863,958
    58,000    6.47%, 4/25/01                                              56,811,677
              BBL North America Funding Corp.,
    27,000    6.63%, 1/17/01                                              26,920,440
    81,000    6.54%, 1/24/01                                              80,661,555
    29,000    6.59%, 1/30/01                                              28,846,050
              BCI Funding Corp.,
    15,788    6.55%, 1/16/01                                              15,744,912
   100,000    6.53%, 1/23/01                                              99,600,944
    82,000    6.50%, 2/12/01                                              81,378,167
    35,000    6.31%, 4/12/01                                              34,380,393
    45,000    BHF Finance, Inc.,
                 6.48%, 2/27/01                                           44,538,300
              Black Forest Funding Corp.,
    12,000    6.73%, 1/16/01                                              11,966,350
    40,946    6.75%, 1/16/01                                              40,830,839
              Blue Ridge Asset Funding Corp.,
     8,568    6.70%, 1/12/01                                               8,550,460
    18,951    6.70%, 1/19/01                                              18,887,514
              Brahms Funding Corp.,
    74,000    6.64%, 1/19/01                                              73,754,320
   183,000    6.62%, 1/22/01                                             182,293,315
    50,000    CBA (Delaware) Finance, Inc.,
                 6.46%, 2/13/01                                           49,614,194
              Centric Capital Corp.,
   128,000    6.67%, 1/11/01                                             127,762,844
    15,400    6.55%, 1/29/01                                              15,321,545
    28,700    6.55%, 1/30/01                                              28,548,568
    17,000    6.54%, 2/1/01                                               16,904,262

    See Notes to Financial Statements                                     11

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Corporate Asset Funding Co.,
$   11,400    6.70%, 1/16/01                                      $       11,368,175
    50,000    6.54%, 1/23/01                                              49,800,167
    92,331    6.51%, 2/21/01                                              91,479,477
   100,000    Cregem North America, Inc.,
                 6.57%, 2/6/01                                            99,343,000
              CXC, Inc.,
    39,200    6.55%, 1/26/01                                              39,021,694
    91,000    6.51%, 2/7/01                                               90,391,134
   200,000    6.51%, 2/8/01                                              198,625,667
    55,760    6.50%, 2/13/01                                              55,327,086
    74,000    6.51%, 2/27/01                                              73,237,245
   100,000    6.52%, 3/2/01                                               98,913,333
              DaimlerChrysler North America Holdings, Inc.,
    80,000    6.54%, 1/23/01                                              79,680,267
   137,000    6.54%, 2/2/01                                              136,203,573
    79,000    6.57%, 2/15/01                                              78,351,213
    26,400    6.50%, 2/20/01                                              26,161,667
   376,000    6.52%, 3/26/01                                             370,279,786
              Den Norske Bank,
    38,000    6.51%, 2/12/01                                              37,711,390
    48,000    6.53%, 2/20/01                                              47,564,667
    56,000    6.49%, 3/12/01                                              55,293,311
              Dexia CLF Finance Co.,
    50,000    6.53%, 1/24/01                                              49,791,403
    20,000    6.53%, 1/25/01                                              19,912,933
   150,000    6.52%, 2/21/01                                             148,614,500
    11,000    6.52%, 2/22/01                                              10,896,404
    50,000    6.52%, 2/23/01                                              49,520,056
    36,250    6.40%, 3/9/01                                               35,818,222
    84,084    Diageo Capital PLC,
                 6.48%, 2/22/01                                           83,296,974
    50,000    Dover Corp.,
                 6.769%, 2/28/01(a)                                       50,000,000

    12                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$  196,000    Edison Asset Securitization LLC,
                 6.58%, 2/2/01                                    $      194,853,618
              Enterprise Funding Corp.,
     6,018    6.59%, 1/22/01                                               5,994,866
     6,840    6.50%, 2/22/01                                               6,775,780
     9,995    6.18%, 6/28/01                                               9,689,586
    73,140    Falcon Asset Securitization Corp.,
                 6.61%, 2/1/01                                            72,723,691
              Forrestal Funding Master Trust,
    49,608    6.55%, 1/22/01                                              49,418,456
    12,201    6.54%, 1/31/01                                              12,134,505
    18,810    6.60%, 1/31/01                                              18,706,545
    30,594    6.48%, 3/22/01                                              30,153,446
    41,000    6.50%, 3/23/01                                              40,400,375
    34,753    6.50%, 3/28/01                                              34,213,363
    20,000    Fortune Brands, Inc.,
                 6.52%, 3/5/01                                            19,771,800
              GE Capital International Funding, Inc.,
    11,000    6.52%, 2/1/01                                               10,938,241
    95,000    6.46%, 2/12/01                                              94,284,017
   188,000    6.52%, 2/12/01                                             186,569,947
    30,000    6.52%, 2/23/01                                              29,712,033
              General Electric Capital Corp.,
    29,000    6.58%, 2/13/01                                              28,772,076
    58,214    6.50%, 2/15/01                                              57,741,011
   193,000    6.75%, 2/27/01                                             190,937,313
              General Motors Acceptance Corp.,
   193,000    6.52%, 1/24/01                                             192,196,047
   392,000    6.53%, 1/24/01                                             390,364,598
   150,000    6.59%, 2/13/01                                             148,819,292
              Halliburton Co.,
    25,000    6.52%, 2/27/01                                              24,741,917
    47,410    6.50%, 2/28/01                                              46,913,512
    52,000    6.50%, 3/2/01                                               51,436,666
              Homeside Lending Inc.,
    52,000    6.54%, 2/14/01                                              51,584,347
    30,000    6.55%, 2/26/01                                              29,694,333

    See Notes to Financial Statements                                     13

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              ING America Insurance Holdings, Inc.,
$   28,000    6.55%, 1/24/01                                      $       27,882,828
    12,000    6.545%, 1/26/01                                             11,945,458
    25,000    6.55%, 1/26/01                                              24,886,285
     7,000    6.55%, 1/29/01                                               6,964,339
    43,000    6.51%, 2/21/01                                              42,603,432
    31,798    International Lease Finance Corp.,
                 6.45%, 2/16/01                                           31,535,932
    68,140    Intrepid Funding Master Trust 99A,
                 6.49%, 3/20/01                                           67,181,838
       498    Johnson Controls, Inc.,
                 6.65%, 1/2/01                                               497,908
              Lone Star Funding LLC,
    25,000    6.60%, 1/17/01                                              24,926,667
   102,966    6.57%, 1/26/01                                             102,496,218
     5,034    6.57%, 1/29/01                                               5,008,276
    63,000    6.55%, 2/13/01                                              62,507,112
    93,864    Market Street Funding Corp.,
                 6.66%, 1/12/01                                           93,672,987
    79,700    Merrill Lynch & Co., Inc.,
                 6.59%, 2/2/01                                            79,233,135
   111,106    NATC California LLC,
                 6.55%, 1/25/01                                          110,620,837
    76,000    Nationwide Building Society,
                 6.52%, 2/22/01                                           75,284,249
    20,000    Nike Inc.,
                 6.53%, 1/22/01                                           19,923,817
              Nordbanken North America, Inc.,
    13,232    6.55%, 1/16/01                                              13,195,888
    85,382    6.55%, 1/17/01                                              85,133,443
    66,000    6.55%, 1/19/01                                              65,783,850
    65,000    6.53%, 1/22/01                                              64,752,404
    36,451    Old Line Funding Corp.,
                 6.70%, 1/12/01                                           36,376,377
   120,000    PNC Funding Corp.,
                 6.59%, 2/28/01                                          118,725,933

    14                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   63,000    Robert Bosch Finance Corp.,
                 6.40%, 3/19/01                                   $       62,137,600
    12,000    San Paolo U.S. Finance Company,
                 6.54%, 2/1/01                                            11,932,420
              Santander Central Hispano Finance,
   140,000    6.51%, 2/12/01                                             138,936,700
    86,000    6.475%, 2/27/01                                             85,118,321
    80,000    Svenska Handelsbanken AB,
                 6.30%, 5/7/01                                            78,236,000
    27,615    Swedbank,
                 6.50%, 2/6/01                                            27,435,503
              Sweetwater Capital Corp.,
    14,989    6.75%, 1/16/01                                              14,946,844
    10,162    6.56%, 1/25/01                                              10,117,558
              Telstra Corp. Ltd.,
    18,000    6.51%, 2/23/01                                              17,827,485
    20,000    6.57%, 2/23/01                                              19,806,550
    20,000    6.21%, 5/25/01                                              19,503,200
    12,108    Thunder Bay Funding, Inc.,
                 6.75%, 1/17/01                                           12,071,676
              Variable Funding Capital Corp.,
    20,000    6.70%, 1/12/01                                              19,959,055
   152,358    6.53%, 1/26/01                                             151,667,099
   150,000    6.27%, 3/20/01                                             147,962,250
    78,708    Ventures Business Trust,
                 6.56%, 1/23/01                                           78,392,468
              Vodafone Airtouch PLC,
   100,000    6.62%, 1/12/01                                              99,797,722
    75,000    6.62%, 1/24/01                                              74,682,792
    53,605    6.65%, 1/31/01                                              53,307,939
              Wells Fargo & Co.,
   114,047    6.52%, 3/12/01                                             112,601,137
    50,000    6.29%, 4/5/01                                               49,178,806
                                                                  ------------------
                                                                       8,825,305,838

    See Notes to Financial Statements                                     15

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Loan Participations  0.2%
$   34,000    Axa Financial, Inc.,
                 6.86%, 1/19/01(c)
                 (cost $34,000,000; purchased 11/17/00)           $       34,000,000
-------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-discount  2.6%
   390,000    Federal Home Loan Banks,
                 6.209%, 1/19/01(a)                                      389,943,455
-------------------------------------------------------------------------------------
Other Corporate Obligations  15.8%
   101,000    Associates Corp. of North America,
                 6.833%, 1/3/01(a)                                       101,040,834
    93,000    GE Capital Assurance Co.,
                 6.736%, 1/22/01(c)
                 (cost $93,000,000; purchased 7/19/00)                    93,000,000
   588,000    Goldman, Sachs & Co.,
                 6.73%, 3/15/01(a)                                       588,000,000
    60,000    Metropolitan Life Insurance Co.,
                 6.841%, 1/2/01(a)(c)
                 (cost $60,000,000; purchased 10/20/00)                   60,000,000
   200,000    Morgan (J.P.) & Co., Inc.,
                 6.70%, 1/16/01(a)                                       200,000,000
   297,000    Morgan Stanley Dean Witter,
                 6.735%, 1/16/01(a)                                      297,000,000
    33,000    People's Gas Light & Coke Co.,
                 6.699%, 3/13/01(a)                                       33,000,000
   189,000    Restructured Asset Securities,
                 6.734%, 1/15/01(a)                                      189,000,000
   114,000    Short-Term Repackaged Asset Trust 1998-E,
                 6.716%, 1/18/01(a)(c)
                 (cost $114,000,000; purchased 8/18/00)                  114,000,000
              Strategic Money Market Trust,
   277,000    6.734%, 1/15/01(a)                                         277,000,000
    35,000    6.58%, 3/13/01                                              35,000,000
   321,000    Unilever Capital Corp.,
                 6.708%, 3/7/01(a)                                       321,000,000

    16                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   30,000    United of Omaha Life Insurance Co.,
                 6.836%, 3/5/01(a)(c)
                 (cost $30,000,000; purchased 12/04/00)           $       30,000,000
                                                                  ------------------
                                                                       2,338,040,834
              Total Investments  98.4%
                 (amortized cost $14,536,040,754(b))                  14,536,040,754
              Other assets in excess of liabilities  1.6%                235,722,984
                                                                  ------------------
              Net Assets  100%                                    $   14,771,763,738
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity presented for these instruments is considered to be the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $331,000,000. The aggregate value of $331,000,000 was approximately 2.2% of net assets.
    See Notes to Financial Statements                                     17

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of December 31, 2000 was as follows:

Commercial Banks.......................................................   44.6%
Asset Backed Securities................................................   13.5
Security Brokers & Dealers.............................................   10.2
Motor Vehicle Parts....................................................    9.6
Short-Term Business Credit.............................................    5.5
Federal Credit Agencies................................................    2.7
Diversified Operations.................................................    2.2
Life Insurance.........................................................    2.1
Personal Credit Institutions...........................................    2.1
Telephone & Communications.............................................    2.1
Oil - Field Services...................................................    0.8
Fire, Marine & Casualty Insurance......................................    0.8
Chemicals and Allied Products..........................................    0.6
Mortgage Bankers.......................................................    0.6
Construction Equipment.................................................    0.3
Gas - Distribution.....................................................    0.2
Equipment Rental & Leasing.............................................    0.2
Bank Holding Companies - Domestic......................................    0.1
Athletic Footwear......................................................    0.1
Consumer Products......................................................    0.1
Instruments - Controls.................................................    0.0
                                                                         -----
                                                                          98.4%
Other assets in excess of liabilities..................................    1.6%
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    18                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $14,536,040,754
Receivable for Fund shares sold                                      467,208,582
Interest receivable                                                   72,310,393
Prepaid expenses                                                         129,013
                                                                -----------------
      Total assets                                                15,075,688,742
                                                                -----------------
LIABILITIES
Bank overdraft                                                           745,764
Payable for Fund shares repurchased                                  297,472,407
Management fee payable                                                 4,575,482
Distribution fee payable                                                 870,341
Accrued expenses and other liabilities                                   261,010
                                                                -----------------
      Total liabilities                                              303,925,004
                                                                -----------------
NET ASSETS                                                       $14,771,763,738
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $   147,717,637
   Paid-in capital in excess of par                               14,624,046,101
                                                                -----------------
Net assets, December 31, 2000                                    $14,771,763,738
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
share ($14,771,763,738 /14,771,763,738 shares of beneficial
interest
($.01 par value) issued and outstanding)                         $          1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     19

      COMMAND Account         COMMAND Money Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                   $ 490,032,760
                                                                -----------------
Expenses
   Management fee                                                    26,167,986
   Distribution fee                                                   9,120,660
   Transfer agent's fees and expenses                                 2,293,000
   Reports to shareholders                                              350,000
   Registration fees                                                    200,000
   Custodian's fees and expenses                                        147,000
   Insurance expense                                                     35,000
   Trustees' fees and expenses                                           20,000
   Audit fee                                                             15,000
   Legal fees and expenses                                                6,000
   Miscellaneous                                                            659
                                                                -----------------
      Total expenses                                                 38,355,305
                                                                -----------------
Net investment income                                               451,677,455
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             32,548
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 451,710,003
                                                                -----------------
                                                                -----------------

    20                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                             December 31, 2000      June 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    451,677,455     $    701,539,944
   Net realized gain (loss) on investment
      transactions                                     32,548              (31,937 )
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                             451,710,003          701,508,007
                                             -----------------    -----------------
Dividends and distributions to
   shareholders
   (Note 1)                                      (451,710,003 )       (701,508,007 )
                                             -----------------    -----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed         32,256,782,794       66,034,737,099
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               451,697,744          701,483,686
   Cost of shares reacquired                  (31,425,754,910 )    (65,494,128,592 )
                                             -----------------    -----------------
   Net increase in net assets from Fund
      share transactions                        1,282,725,628        1,242,092,193
                                             -----------------    -----------------
Total increase                                  1,282,725,628        1,242,092,193
NET ASSETS
Beginning of period                            13,489,038,110       12,246,945,917
                                             -----------------    -----------------
End of period                                $ 14,771,763,738     $ 13,489,038,110
                                             -----------------    -----------------
                                             -----------------    -----------------

    See Notes to Financial Statements                                     21

      COMMAND Account         COMMAND Money Fund
             Financial Highlights (Unaudited)

                                               Six Months                Year
                                                  Ended                  Ended
                                            December 31, 2000        June 30, 2000
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $     1.000            $     1.000
Net investment income and net realized
gains                                                0.030                  0.053
Dividends and distributions to
shareholders                                        (0.030)                (0.053)
                                            -----------------      -----------------
Net asset value, end of period                 $     1.000            $     1.000
                                            -----------------      -----------------
                                            -----------------      -----------------
TOTAL RETURN(a):                                      3.19%                  5.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $14,771,764            $13,489,038
Average net assets (000)                       $14,474,092            $13,178,334
Ratios to average net assets:
  Expenses, including distribution and
  service (12b-1) fees                                 .53%(b)                .53%
  Expenses, excluding distribution and
  service (12b-1) fees                                 .40%(b)                .41%
  Net investment income                               6.19%(b)               5.32%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(b) Annualized.
    22                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Financial Highlights (Unaudited) Cont'd.

                     Year Ended June 30,
--------------------------------------------------------------
   1999            1998           1997           1996
--------------------------------------------------------------
$     1.000     $    1.000     $    1.000     $    1.000
      0.048          0.052          0.049          0.052
     (0.048)        (0.052)        (0.049)        (0.052)
-----------     ----------     ----------     ----------
$     1.000     $    1.000     $    1.000     $    1.000
-----------     ----------     ----------     ----------
-----------     ----------     ----------     ----------
       4.85%          5.31%          5.06%          5.30%
$12,246,946     $9,090,289     $6,629,903     $5,309,842
$11,965,069     $7,936,219     $6,078,525     $4,896,794
        .54%           .54%           .57%           .58%
        .41%           .42%           .44%           .46%
       4.73%          5.19%          4.97%          5.15%

    See Notes to Financial Statements                                     23

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Agencies  90.1%
Federal Farm Credit Bank  2.2%
$    2,000    5.375%, 3/2/01                                      $        1,995,875
    14,630    5.875%, 7/2/01                                              14,561,266
                                                                  ------------------
                                                                          16,557,141
-------------------------------------------------------------------------------------
Federal Home Loan Bank  38.7%
    14,000    6.651%, 1/2/01(a)                                           13,997,695
    52,000    6.209%, 1/3/01(a)                                           51,992,461
    27,000    6.244%, 1/3/01(a)                                           26,997,633
    11,000    6.264%, 1/3/01(a)                                           10,998,056
     8,000    6.48%, 1/4/01(a)                                             7,996,962
    23,000    6.254%, 1/12/01(a)                                          23,000,000
    54,500    6.582%, 1/12/01(a)                                          54,471,058
    41,500    6.55%, 1/19/01(a)                                           41,477,419
    13,000    6.49%, 1/21/01(a)                                           12,995,418
     2,120    5.375%, 3/2/01                                               2,115,685
    10,000    6.52%, 3/28/01                                               9,997,716
     8,000    6.625%, 4/6/01                                               7,998,105
       500    5.885%, 6/18/01                                                497,925
     2,000    6.875%, 7/3/01                                               2,000,111
     1,000    5.655%, 7/10/01                                                995,218
     2,220    5.50%, 8/13/01                                               2,202,539
       100    7.39%, 8/22/01                                                 100,488
       300    5.43%, 9/17/01                                                 297,595
     8,000    6.50%, 9/19/01                                               7,995,456
     1,000    5.37%, 10/15/01                                                990,803
     8,000    6.25%, 12/21/01                                              7,999,224
                                                                  ------------------
                                                                         287,117,567
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  1.0%
     3,000    5.40%, 4/12/01                                               2,989,295
     4,000    6.00%, 7/20/01                                               3,985,472
                                                                  ------------------
                                                                           6,974,767

    24                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Federal National Mortgage Association  30.2%
$   47,000    6.4825%, 1/4/01(a)                                  $       46,995,025
    19,250    6.485%, 1/4/01(a)                                           19,243,135
    18,700    6.47%, 2/16/01                                              18,690,298
    17,000    6.536%, 3/3/01(a)                                           16,993,930
    10,000    5.65%, 3/5/01                                                9,982,231
    17,000    5.625%, 3/15/01                                             16,963,794
    14,650    6.52%, 3/16/01                                              14,645,224
     1,250    5.30%, 4/17/01                                               1,245,189
     1,700    6.45%, 4/23/01                                               1,700,161
     2,325    7.00%, 5/17/01                                               2,327,125
     1,515    5.86%, 6/28/01                                               1,509,437
     6,450    5.86%, 7/19/01                                               6,415,734
     1,500    6.71%, 7/24/01                                               1,498,985
    26,500    6.64%, 9/18/01                                              26,508,498
       500    6.58%, 10/2/01                                                 499,886
       215    5.00%, 10/29/01                                                212,346
    14,140    6.63%, 11/14/01                                             14,137,742
    24,000    6.20%, 12/20/01                                             23,995,164
                                                                  ------------------
                                                                         223,563,904
-------------------------------------------------------------------------------------
Student Loan Marketing Association  18.0%
     4,000    6.264%, 1/3/01(a)                                            3,999,817
    14,000    6.294%, 1/3/01(a)                                           13,992,721
    53,000    6.314%, 1/3/01(a)                                           52,986,553
    27,000    6.314%, 1/3/01(a)                                           26,998,386
     3,700    6.344%, 1/3/01(a)                                            3,700,471
    22,000    6.364%, 1/3/01(a)                                           22,004,790
     5,000    6.384%, 1/3/01(a)                                            5,001,315
     5,000    6.505%, 2/7/01                                               4,999,899
                                                                  ------------------
                                                                         133,683,952
                                                                  ------------------
              Total U.S. Government Agencies
                 (amortized cost $667,897,331)                           667,897,331
                                                                  ------------------

    See Notes to Financial Statements                                     25

      COMMAND Account         COMMAND Government Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Repurchase Agreements(b)  9.8%
$   54,301    Credit Suisse First Boston Corp., 6.51%, dated
                 12/15/00, due 1/16/01 in the amount of
                 $54,615,222, value of collateral including
                 accrued interest-$56,258,171                     $       54,301,000
     4,000    Joint Repurchase Agreement Account,
                 5.92%, 1/2/01 (Note 4)                                    4,000,000
    14,268    UBS Warburg, 6.40%, dated 12/29/00, due 1/03/01
                 in the amount of $14,280,683, value of
                 collateral including accrued
                 interest-$14,555,597                                     14,268,000
                                                                  ------------------
              Total Repurchase Agreements
                 (amortized cost $72,569,000)                             72,569,000
                                                                  ------------------
              Total Investments  99.9%
                 (amortized cost $740,466,331(c))                        740,466,331
              Other assets in excess of liabilities  0.1%                    972,572
                                                                  ------------------
              Net Assets  100%                                    $      741,438,903
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
    26                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, excluding repurchase agreements, at amortized
   cost which approximates market value                           $   667,897,331
Repurchase agreements                                                  72,569,000
Receivable for Fund shares sold                                        90,975,090
Interest receivable                                                     8,502,274
Prepaid expenses                                                            9,291
                                                                -----------------
      Total assets                                                    839,952,986
                                                                -----------------
LIABILITIES
Payable to custodian                                                       11,243
Payable for Fund shares repurchased                                    97,989,682
Management fee payable                                                    253,022
Accrued expenses and other liabilities                                    216,651
Distribution fee payable                                                   43,485
                                                                -----------------
      Total liabilities                                                98,514,083
                                                                -----------------
NET ASSETS                                                        $   741,438,903
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $     7,414,389
   Paid-in capital in excess of par                                   734,024,514
                                                                -----------------
Net assets, December 31, 2000                                     $   741,438,903
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($741,438,903 / 741,438,903 shares of beneficial
   interest ($.01 par value) issued and outstanding)                        $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     27

      COMMAND Account         COMMAND Government Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $23,366,128
                                                                -----------------
Expenses
   Management fee                                                    1,423,655
   Distribution fee                                                    444,892
   Transfer agent's fees and expenses                                   50,000
   Custodian's fees and expenses                                        37,000
   Registration fees                                                    31,000
   Reports to shareholders                                              28,000
   Audit fee                                                            13,500
   Legal fees and expenses                                               6,000
   Trustees' fees and expenses                                           6,000
   Insurance expense                                                     3,000
   Miscellaneous                                                         3,195
                                                                -----------------
      Total expenses                                                 2,046,242
                                                                -----------------
Net investment income                                               21,319,886
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             2,567
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $21,322,453
                                                                -----------------
                                                                -----------------

    28                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                             December 31, 2000      June 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $    21,319,886      $    36,602,006
   Net realized gain on investment
      transactions                                      2,567               23,360
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              21,322,453           36,625,366
                                             -----------------    -----------------
Dividends and distributions to
shareholders
(Note 1)                                          (21,322,453)         (36,625,366)
                                             -----------------    -----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed          1,572,554,101        3,360,155,858
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                21,322,194           36,624,690
   Cost of shares reacquired                   (1,539,801,148)      (3,423,806,329)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions                 54,075,147          (27,025,781)
                                             -----------------    -----------------
Total increase (decrease)                          54,075,147          (27,025,781)
NET ASSETS
Beginning of period                               687,363,756          714,389,537
                                             -----------------    -----------------
End of period                                 $   741,438,903      $   687,363,756
                                             -----------------    -----------------
                                             -----------------    -----------------

    See Notes to Financial Statements                                     29

      COMMAND Account         COMMAND Government Fund
             Financial Highlights (Unaudited)

                                               Six Months                Year
                                                  Ended                  Ended
                                            December 31, 2000        June 30, 2000
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $   1.000              $   1.000
Net investment income and net realized
gains                                               0.030                  0.051
Dividends and distributions to
shareholders                                       (0.030)                (0.051)
                                            -----------------      -----------------
Net asset value, end of period                  $   1.000              $   1.000
                                            -----------------      -----------------
                                            -----------------      -----------------
TOTAL RETURN(a)                                      3.06%                  5.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $ 741,439              $ 687,364
Average net assets (000)                        $ 706,024              $ 714,655
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                            .58%(b)                .58%
   Expenses, excluding distribution and
      service (12b-1) fees                            .45%(b)                .45%
   Net investment income                             5.99%(b)               5.12%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
    30                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Financial Highlights (Unaudited) Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   1999           1998           1997           1996
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.046          0.051          0.049          0.050
   (0.046)        (0.051)        (0.049)        (0.050)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     4.74%          5.20%          4.97%          5.12%
 $714,390       $608,727       $528,469       $487,485
 $739,779       $562,693       $534,580       $477,168
      .56%           .56%           .63%           .68%
      .44%           .44%           .51%           .56%
     4.63%          5.08%          4.84%          4.97%

    See Notes to Financial Statements                                     31

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
ARIZONA  1.7%
P1              $  5,100        Maricopa Cnty., Poll. Ctrl. Rev.,
                                 F.R.D.D.,
                                 4.95%, 1/2/01                         $     5,100,000
VMIG1             12,235        Roaring Fork Municipal Prods. LLC,
                                 F.R.W.D., A.M.T.,
                                 5.09%, 1/4/01, Ser. 00-20                  12,235,000
P1                 7,600        Salt River Agr. Proj., Imp. & Pwr.,
                                 Rev., T.E.C.P.,
                                 4.40%, 1/11/01                              7,600,000
                                                                       ---------------
                                                                            24,935,000
-------------------------------------------------------------------------------------
CALIFORNIA  1.7%
VMIG1             24,000        California Higher Ed. Ln. Auth.
                                 Rev., Student Ln. Rev., A.N.N.O.T.,
                                 4.50%, 7/1/01, Ser. 87B                    24,000,000
-------------------------------------------------------------------------------------
COLORADO  1.8%
NR                 3,950        Colorado Hlth. Fac. Auth. Rev., PSL
                                 Healthcare Sys.,
                                 8.50%, 2/15/01, Ser. 1991B(c)               4,048,418
SP1+*              6,000        Denver City & Cnty. Rev., Sngl. Fam.
                                 Hsg. Mtge., A.M.T.,
                                 4.45%, 5/15/01, Ser. 00C                    6,000,000
A-1*               2,700        NBC Metropolitan Dist., Gen. Oblig.,
                                 4.45%, 12/1/01, Ser. 00                     2,700,000
A1+*               7,630        Roaring Fork Municipal Prods. LLC,
                                 F.R.W.D., A.M.T.,
                                 5.09%, 1/4/01, Ser. 00-7                    7,630,000
A1+*               5,000        Wheat Ridge Ind. Dev. Rev., Var.
                                 Adolph Coors Co. Proj., F.R.W.D.,
                                 A.M.T.,
                                 5.00%, 1/3/01, Ser. 1993                    5,000,000
                                                                       ---------------
                                                                            25,378,418
-------------------------------------------------------------------------------------
CONNECTICUT  0.2%
VMIG1              3,200        Connecticut Spec. Assmt., Unemploy.
                                 Comp. Rev., A.N.N.O.T., F.G.I.C.,
                                 4.35%, 7/1/01, Ser 93C                      3,200,000

    32                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
FLORIDA  9.9%
VMIG1           $ 30,000        Capital Proj. Fin. Auth. Florida
                                 Rev.,
                                 4.90%, 1/3/01, Ser. H                 $    30,000,000
VMIG1             30,000        Hosp. Assoc. Hlth. Facs. Ln.,
                                 F.R.W.D.,
                                 4.90%, 1/3/01, Ser. 00A                    30,000,000
VMIG1              4,700        Jacksonville Elec. Auth., Elec. Sys.
                                 Rev., F.R.W.D., M.E.R.L.O.T.,
                                 4.70%, 1/3/01, Ser. 00FF                    4,700,000
A1+*              45,275        Orange Cnty., Hlth. Fac. Auth.,
                                 Adventist Hlth. Sys. Sunbelt,
                                 F.R.W.D., F.S.A.,
                                 5.09%, 1/4/01, Ser. 98171                  45,275,000
                                Sunshine St. Gov't. Fin. Com., Rev.
                                 Notes,
A1+*               9,045        4.30%, 3/8/01, Ser. A, T.E.C.P.              9,045,000
A1+*              10,000        4.30%, 1/17/01, Ser. C, A.M.B.A.C.,
                                 F.G.I.C.                                   10,000,000
A1+*              14,631        4.30%, 2/23/01, Ser. C, A.M.B.A.C.,
                                 F.G.I.C.                                   14,631,000
                                                                       ---------------
                                                                           143,651,000
-------------------------------------------------------------------------------------
GEORGIA  3.1%
VMIG1             10,700        Burke Cnty. Dev. Auth., Oglethorpe
                                 Pwr. Corp., T.E.C.P., A.M.B.A.C.,
                                 4.15%, 4/20/01                             10,700,000
A1+*              10,600        Cobb Cnty. Multifam. Hsg. Rev.,
                                 Terrell
                                 Mill II Assoc., F.R.W.D.,
                                 4.90%, 1/4/01, Ser. 93                     10,600,000
P1                13,700        Gwinett Cnty. Dev. Auth., Lucent
                                 Tech Inc. Proj., F.R.W.D., A.M.T.,
                                 5.14%, 1/4/01                              13,700,000
CPS1              10,000        Wesleyan Sch. Proj., F.R.W.D.,
                                 5.00%, 1/3/01, Ser. 99                     10,000,000
                                                                       ---------------
                                                                            45,000,000

    See Notes to Financial Statements                                     33

      COMMAND Account         COMMAND Tax-Free Fund
      Portfolio of Investments as of December 31, 2000 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
IDAHO  0.6%
NR              $  8,000        Boise Hsg. Auth. Rev., B.A.N.,
                                 A.M.T., F.G.I.C.,
                                 4.70%, 10/1/01, Ser. 2000             $     8,000,000
-------------------------------------------------------------------------------------
ILLINOIS  17.0%
VMIG1             15,000        Chicago Illinois Rev., Homestart
                                 Prog., F.R.W.D.,
                                 4.90%, 1/4/01, Ser. 00A                    15,000,000
A1+*               9,200        Chicago Illinois Wtr. Rev.,
                                 5.05%, 1/2/01, Ser. SGA93                   9,200,000
VMIG1             13,000        Chicago, M.E.R.L.O.T.,
                                 4.70%, 1/3/01, Ser. A43                    13,000,000
A-1*               6,890        Gurnee Ind. Dev. Rev., Sterigenics
                                 Int'l. Proj., F.R.W.D., A.M.T.,
                                 5.00%, 1/3/01, Ser. 96                      6,890,000
A1+*              15,200        Illinois Dev. Fin. Auth. Rev.,
                                 American College of Surgeons,
                                 F.R.W.D.,
                                 5.00%, 1/5/01, Ser. 96                     15,200,000
                                Illinois Ed. Fac. Auth. Rev., Univ.
                                 of Chicago, T.E.C.P.,
P1                15,000        4.40%, 4/20/01                              15,000,000
P1                25,000        4.35%, 5/1/01                               25,000,000
                                Illinois Hlth. Fac. Auth.,
                                 Evanston Hosp. Corp. Prog.,
VMIG1             20,000        4.25%, 1/31/01, Ser. 95, A.N.N.M.T.         20,000,000
VMIG1             28,000        4.35%, 2/28/01, Ser. 92, T.E.C.P.           28,000,000
A-1*              14,000        Servant Cor Falcon II, F.R.W.D.,
                                 5.10%, 1/3/01, Ser. 96A                    14,000,000
VMIG1             11,990        Illinois Hsg. Dev. Auth. Rev.,
                                 Homeowner Mtge., F.R.W.D.,
                                 M.E.R.L.O.T., A.M.T.,
                                 4.75%, 1/3/01                              11,990,000
P1                 4,300        Peoria Cnty. Sewage Fac. Rev.,
                                 Caterpillar, Inc. Proj.,
                                 5.04%, 1/4/01, Ser. 00                      4,300,000

    34                                     See Notes to Financial Statements

!!!!!!!!!!!!

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
VMIG1           $ 14,385        Sr. Lein Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
                                 4.70%, 1/3/01, Ser. 00TT              $    14,385,000
A1+*              13,030        Stockyards Ind. Proj., F.R.W.D.,
                                 4.90%, 1/3/01, Ser. 96A                    13,030,000
VMIG1              3,500        Univ. of Illinois Brd. of Trustees,
                                 Aux. Fac. Sys., F.R.W.D.,
                                 M.E.R.L.O.T., M.B.I.A.,
                                 4.70%, 1/3/01                               3,500,000
VMIG1             17,655        Wheeling Multifam. Hsg. Rev.,
                                 Woodland Creek II, F.R.W.D.,
                                 F.S.A.,
                                 5.00%, 1/5/01, Ser. 90                     17,655,000
VMIG1             20,760        Woodridge & Dupage Cntys., Multifam.
                                 Hsg. Rev., Hinsdale Lake Terr.
                                 Apts., F.R.W.D., F.S.A.,
                                 5.00%, 1/5/01, Ser. 90                     20,760,000
                                                                       ---------------
                                                                           246,910,000
-------------------------------------------------------------------------------------
INDIANA  2.6%
                                Indianapolis, Citizen Gas & Coke,
                                 T.E.C.P., Ser. 97,
NR                12,100        4.50%, 1/5/01                               12,100,000
NR                11,600        4.30%, 1/23/01                              11,600,000
P1                 5,000        Mount Vernon, General Electric Co.
                                 Proj.,
                                 4.35%, 1/19/01, Ser. 89A                    5,000,000
A2                 8,750        Tippecanoe Cnty. Ind. Poll. Ctrl.
                                 Rev., Caterpillar, Inc. Proj.,
                                 F.R.W.D., A.M.T.,
                                 5.04%, 1/4/01, Ser. 91                      8,750,000
                                                                       ---------------
                                                                            37,450,000
-------------------------------------------------------------------------------------
IOWA  0.6%
NR                 8,480        Sergeant Bluff Ind. Dev. Rev., Sioux
                                 City Brick & Tile Proj., F.R.W.D.,
                                 A.M.T.,
                                 5.25%, 1/4/01, Ser. 96C                     8,480,000

    See Notes to Financial Statements                                     35

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
KENTUCKY  2.9%
VMIG1           $ 22,000        Carroll Cnty., Solid Wste. Disp.
                                 Facs. Rev., F.R.D.D., A.M.T.,
                                 5.40%, 1/2/01, Ser. 94A               $    22,000,000
A1+*               5,300        Henderson Cnty. Ind. Dev. Rev.,
                                 Eastern Alloys of KY LLC Proj.,
                                 F.R.W.D., A.M.T.,
                                 5.20%, 1/4/01, Ser. 99                      5,300,000
VMIG1             15,000        Kentucky Hospital Assoc. Hlth. Fac.
                                 Loan, F.R.W.D.,
                                 4.90%, 1/3/01, Ser. 2000A                  15,000,000
                                                                       ---------------
                                                                            42,300,000
-------------------------------------------------------------------------------------
LOUISIANA  3.2%
MIG1               5,000        Calcasieu Parish Pub. Trust Auth.,
                                 Sngl. Fam. Mtge., A.M.T.,
                                 4.50%, 4/1/01                               5,000,000
A1+*              14,000        New Orleans Ind. Dev. Brd., 3700
                                 Orleans LLC Proj., F.R.W.D.,
                                 A.M.T.,
                                 5.03%, 1/4/01, Ser. 2000                   14,000,000
A1+*              14,485        Roaring Fork Municipal Prods. LLC,
                                 F.R.W.D., A.M.T.,
                                 5.09%, 1/4/01, Ser. 00-2                   14,485,000
NR                 2,600        Shreveport Louisiana, Gen. Oblig.,
                                 F.G.I.C.,
                                 5.00%, 5/1/01, Ser. 99A                     2,604,538
P1                10,000        W. Baton Rouge Parish Dist. Pound3,
                                 Dow Chemical Co. Proj., F.R.D.D.,
                                 A.M.T.,
                                 5.20%, 1/2/01, Ser. 94A                    10,000,000
                                                                       ---------------
                                                                            46,089,538
-------------------------------------------------------------------------------------
MAINE  0.2%
VMIG1              2,845        York Rev., Stonewall Realty LLC
                                 Proj., F.R.W.D., A.M.T.,
                                 5.25%, 1/4/01, Ser. 99                      2,845,000

    36                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
MARYLAND  1.2%
A1+*            $ 10,000        Gaithersburg Econ. Dev. Rev., Asbury
                                 Methodist Village, F.R.W.D.,
                                 M.B.I.A.,
                                 4.95%, 1/4/01, Ser. 97A               $    10,000,000
A1+*               7,550        Roaring Fork Municipal Prods. LLC,
                                 Prince George's Cnty. Hsg. Auth.,
                                 F.R.W.D., A.M.T.,
                                 5.09%, 1/4/01, Ser. 00-11                   7,550,000
                                                                       ---------------
                                                                            17,550,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  2.2%
NR                16,400        Commonwealth of MA,
                                 4.40%, 2/23/01                             16,400,000
                                Mass. St. Hsg. Fin. Agcy., Sngl.
                                 Fam. Hsg. Rev. Notes, A.M.T.,
A1+*               7,500        4.90%, 6/1/01, Ser. C-1                      7,500,000
A+*                6,105        4.85%, 6/1/01, Ser. C-2                      6,105,000
A1+*               2,400        Mass. St., Central Artery,
                                 5.10%, 1/2/01, Ser. 00A                     2,400,000
                                                                       ---------------
                                                                            32,405,000
-------------------------------------------------------------------------------------
MICHIGAN  0.9%
P1                11,400        Michigan Strategic Fund, Dow
                                 Chemical Co. Proj., F.R.D.D.,
                                 A.M.T.,
                                 5.20%, 1/2/01, Ser. 99                     11,400,000
NR                 2,080        Michigan St. Hosp. Fin. Auth. Rev.
                                 Botsford Oblig. Grp.,
                                 4.20%, 2/15/01, Ser. 98A                    2,079,875
                                                                       ---------------
                                                                            13,479,875
-------------------------------------------------------------------------------------
MINNESOTA  2.2%
VMIG1             18,000        Bloomington Port Auth. Tax Rev.,
                                 Ref. Mall of America, F.R.W.D.,
                                 F.S.A.,
                                 4.90%, 1/4/01, Ser. 99B                    18,000,000

    See Notes to Financial Statements                                     37

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
SP1+*           $  7,500        Dakota Cnty. Dev. Agcy., Sngl. Fam.
                                 Mtge., Rev. Ref., A.M.T.,
                                 4.30%, 4/1/01, Ser. 00C               $     7,500,000
AA+*               2,900        Minneapolis Spec. Sch. Dist. No. 1,
                                 Gen. Oblig.,
                                 5.00%, 2/1/01, Ser. 97                      2,901,768
A1+*               3,500        St. Paul Hsg. & Redev. Auth.,
                                 Heating Rev.,
                                 5.00%, 1/5/01, Ser. 99D                     3,500,000
                                                                       ---------------
                                                                            31,901,768
-------------------------------------------------------------------------------------
MISSISSIPPI  0.6%
NR                 8,670        Roaring Fork Municipal Prods. LLC,
                                 Mississippi Home Corp.,
                                 5.09%, 1/4/01, Ser. 00-18                   8,670,000
-------------------------------------------------------------------------------------
MISSOURI  2.0%
A-1*               7,300        Kansas City Ind. Dev. Auth., KC Air
                                 Cargo Svcs. Proj., F.R.W.D.,
                                 A.M.T.,
                                 5.08%, 1/4/01, Ser. 00                      7,300,000
A1+*              22,295        Roaring Fork Municipal Prods. LLC,
                                 F.R.W.D., A.M.T.,
                                 5.09%, 1/4/01, Ser. 003                    22,295,000
                                                                       ---------------
                                                                            29,595,000
-------------------------------------------------------------------------------------
NEW JERSEY  3.4%
                                Jersey City,
MIG1              21,500        Gen. Oblig., B.A.N.,
                                 4.60%, 9/14/01                             21,528,881
MIG1              20,100        Sch. Promissory Notes,
                                 4.50%, 3/2/01                              20,109,509
NR                 2,200        Montclair Township, B.A.N.,
                                 5.35%, 5/18/01                              2,203,534
A-1*               3,000        Mun. Secs. Trust, NJ Transit Corp.,
                                 A.M.B.A.C.,
                                 5.05%, 1/2/01, Ser. 00-99                   3,000,000
A1+*               3,150        New Jersey Econ. Dev. Auth. Rev.,
                                 865 Centennial Ave. Proj.,
                                 F.R.W.D., A.M.T.,
                                 4.99%, 1/4/01, Ser. 85                      3,150,000
                                                                       ---------------
                                                                            49,991,924

    38                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
NEW MEXICO  0.8%
A1+*            $ 12,185        Roaring Fork Municipal Prods. LLC,
                                 F.R.W.D., A.M.T.,
                                 5.09%, 1/4/01, Ser. 00-1              $    12,185,000
-------------------------------------------------------------------------------------
NEW YORK  2.4%
P1                23,400        New York City Muni. Wtr., T.E.C.P.,
                                 4.40%, 2/14/01, Ser. 3                     23,400,000
A1+*               4,200        New York Local Gov't. Ass't. Corp.,
                                 Mun. Secs. Trust Rcpts., F.R.D.D.,
                                 5.05%, 1/2/01, Ser. SGA 59                  4,200,000
NR                 7,300        New York St. Environ., T.E.C.P.,
                                 4.50%, 1/11/01, Ser. 97A                    7,300,000
                                                                       ---------------
                                                                            34,900,000
-------------------------------------------------------------------------------------
NORTH CAROLINA  1.1%
VMIG1              9,685        North Carolina Med. Care Commission
                                 Hosp. Rev., F.R.D.D.,
                                 5.00%, 1/2/01, Ser. 96A                     9,685,000
A1+*               6,600        Raleigh Durham Airport Auth.,
                                 Refunding American Airlines,
                                 F.R.D.D.,
                                 5.00%, 1/2/01, Ser. 95A-1                   6,600,000
                                                                       ---------------
                                                                            16,285,000
-------------------------------------------------------------------------------------
OHIO  4.5%
A1+*              32,300        Clinton Cnty. Hosp. Rev., Ohio Hosp.
                                 Cap. Fin., F.R.W.D.,
                                 4.90%, 1/3/01, Ser. 98                     32,300,000
NR                 2,910        East Lake Dev. Auth., Astro Model
                                 Corp., F.R.W.D., A.M.T.,
                                 5.20%, 1/4/01, Ser. 96,                     2,910,000
MIG1              16,740        Greene Cnty. Ltd., Tax Certs.,
                                 4.50%, 3/2/01, Ser. 2000A                  16,747,897
A1+*               4,000        Nordonia Hills City Sch. Dist.,
                                 B.A.N.,
                                 4.75%, 3/20/01, Ser. 00A                    4,003,820

    See Notes to Financial Statements                                     39

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
A1+*            $  8,945        Ohio Hsg. Fin. Agcy., Multifam. Hsg.
                                 Ref., 10 Wilmington Pl. Prog.,
                                 F.R.W.D., F.S.A.,
                                 5.00%, 1/5/01, Ser. B                 $     8,945,000
                                                                       ---------------
                                                                            64,906,717
-------------------------------------------------------------------------------------
OKLAHOMA  3.4%
VMIG1              5,100        Muskogee Ind. Trust, Muskogee Mall
                                 Proj., F.R.W.D.,
                                 5.20%, 1/3/01, Ser. 85                      5,100,000
A1+*              27,695        Oklahoma Cnty. Fin. Auth., Oxford
                                 Oaks Apts. Proj., F.R.W.D.,
                                 5.00%, 1/4/01, Ser. 2000                   27,695,000
VMIG1             10,000        Rural Enterprises of Oklahoma Inc.,
                                 OK
                                 Gov. Fin. Prog., F.R.W.D.,
                                 4.90%, 1/3/01, Ser. 2000A                  10,000,000
VMIG1              6,700        Tulsa Pkg. Auth. Rev., Williams Ctr.
                                 Proj., S.E.M.M.T.,
                                 4.45%, 5/15/01, Ser. 87A                    6,700,000
                                                                       ---------------
                                                                            49,495,000
-------------------------------------------------------------------------------------
OREGON  1.0%
Aaa               14,600        Oregon St. Hlth. Hsg. Ed., & Cult.
                                 Fac. Auth., Peacehealth, F.R.W.D.,
                                 M.B.I.A.,
                                 4.95%, 1/4/01, Ser. 1998                   14,600,000
-------------------------------------------------------------------------------------
PENNSYLVANIA  0.7%
NR                10,000        Butler Cnty. Hosp. Auth. Rev., North
                                 Hills Passavant Hosp.,
                                 7.00%, 1/29/01, Ser.91A(c)                 10,309,843
-------------------------------------------------------------------------------------
RHODE ISLAND  0.5%
                                Providence Hsg. Auth., Cathedral
                                 Square Apts., F.R.D.D., A.M.T.,
A-1*               1,700        5.20%, 1/2/01, Ser. 00A                      1,700,000
A-1*               1,500        5.20%, 1/2/01, Ser. 00B                      1,500,000

    40                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
Aaa             $  3,455        Rhode Island St., Gen. Oblig.,
                                 Consolidated Capital Dev. Loan,
                                 4.25%, 9/1/01                         $     3,456,148
                                                                       ---------------
                                                                             6,656,148
-------------------------------------------------------------------------------------
SOUTH CAROLINA  1.4%
NR                 7,000        Oconee Cnty. Sch. Dist., T.R.A.N.,
                                 4.75%, 3/15/01, Ser. 00                     7,004,117
MIG1              14,000        Spartanburg Cnty. Sch. Dist. No. 7,
                                 B.A.N.,
                                 4.75%, 2/15/01, Ser. 2000                  14,009,060
                                                                       ---------------
                                                                            21,013,177
-------------------------------------------------------------------------------------
SOUTH DAKOTA  2.3%
VMIG1              8,000        Grant Cnty., Otter Tail Pwr. Co.
                                 Proj., F.R.W.D.,
                                 5.15%, 1/5/01, Ser. 1993                    8,000,000
VMIG1             24,870        South Dakota Hlth. & Ed. Fac. Auth.,
                                 Sioux Valley Hosp. & Hlth. Sys.,
                                 F.R.W.D.,
                                 5.00%, 1/5/01, Ser. 2000                   24,870,000
                                                                       ---------------
                                                                            32,870,000
-------------------------------------------------------------------------------------
TENNESSEE  3.3%
CPS1              15,300        Dickson Cnty., Renaissance Learning
                                 Ctr. Rev., F.R.W.D.,
                                 5.00%, 1/3/01, Ser. 97                     15,300,000
                                Sevier Cnty. Pub. Bldg. Auth., Gov.
                                 Improv. Bonds, F.R.W.D.,
VMIG1              3,550        5.05%, 1/2/01, Ser. C-2                      3,550,000
VMIG1              7,000        5.05%, 1/2/01, Ser. IVA3                     7,000,000
VMIG1              2,450        5.05%, 1/2/01, Ser. IV-C1                    2,450,000
A1+*              20,000        Sumner Cnty. Hlth. Ed. & Hsg. Bd.
                                 Rev., Hosp. Alliance Pooled,
                                 F.R.W.D.,
                                 5.00%, 1/4/01, Ser. 99A                    20,000,000
                                                                       ---------------
                                                                            48,300,000

    See Notes to Financial Statements                                     41

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
TEXAS  7.9%
VMIG1           $ 10,375        Bexar Cnty. Hsg. Fin. Corp., Perrin
                                 Park Apt., F.R.W.D., A.M.T.,
                                 5.07%, 1/4/01, Ser. 96                $    10,375,000
P1                15,900        Brazos River Harbor Nav. Dist. Rev.,
                                 Dow Chemical Co. Proj., T.E.C.P.,
                                 4.40%, 1/3/01, Ser. 91                     15,900,000
A1+*               6,155        Collin Cnty. Hsg. Fin. Corp.
                                 Multifam. Hsg. Rev., Huntington
                                 Apts. Proj., F.R.W.D.,
                                 4.99%, 1/4/01, Ser. 96                      6,155,000
P1                 7,050        Desoto Ind. Dev. Auth., Solar
                                 Turbines Inc. Proj., F.R.W.D.,
                                 4.95%, 1/4/01, Ser. 2000                    7,050,000
A1+*               5,000        Harlingen Hsg. Fin. Corp., Sngl.
                                 Fam. Mtge., A.N.N.M.T.,
                                 4.50%, 1/29/01, Ser. 00A                    5,000,000
P1                 5,850        Harris Cnty. Texas, T.E.C.P.,
                                 4.80%, 1/18/01, Ser. A-1                    5,850,000
                                Houston Gen. Oblig., T.E.C.P.,
P1                26,300        4.30%, 1/11/01, Ser. B                      26,300,000
P1                 6,000        4.35%, 1/11/01, Ser. C                       5,999,998
P1                 2,800        4.35%, 1/11/01, Ser. C                       2,800,000
A1+*               7,500        Keller Ind. Sch. Dist., Mun. Secs.
                                 Trust Rcpts.,
                                 5.05%, 1/2/01, Ser. SGA 111                 7,500,000
VMIG1              3,800        North Central Texas Hlth. Fac. Dev.,
                                 Dallas Jewish Community Foundation,
                                 F.R.W.D.,
                                 5.20%, 1/3/01, Ser. 00                      3,800,000
P1                 8,000        Port Arthur Nav. Dist. Rev., BASF
                                 Corp., T.E.C.P., A.M.T.,
                                 4.45%, 3/7/01, Ser. 2000A                   8,000,000

    42                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
VMIG1           $ 10,420        San Antonio Wtr. Sys. Rev.,
                                 F.R.W.D., M.E.R.L.O.T.,
                                 4.70%, 1/3/01, Ser. 00VV              $    10,420,000
                                                                       ---------------
                                                                           115,149,998
-------------------------------------------------------------------------------------
UTAH  0.6%
A-1*               4,240        Davis Cnty., Hsg. Auth. Rev., Fox
                                 Creek Apts., F.R.W.D.,
                                 4.98%, 1/3/01, Ser. 97A                     4,240,000
P1                 4,100        Salt Lake Co., Poll. Ctrl. Rev.,
                                 F.R.D.D.,
                                 5.00%, 1/2/01, Ser. 94B                     4,100,000
                                                                       ---------------
                                                                             8,340,000
-------------------------------------------------------------------------------------
VIRGINIA  1.5%
VMIG1             19,285        Chesterfield Cnty. Ind. Dev. Auth.,
                                 Virginia Elec. Pwr. Co. Proj.,
                                 T.E.C.P.,
                                 4.37%, 1/25/01, Ser. 87B                   19,285,000
VMIG1              2,000        Louisa Ind. Dev. Auth., Poll. Cntrl.
                                 Rev.,
                                 4.45%, 2/28/01, Ser. 84                     2,000,000
                                                                       ---------------
                                                                            21,285,000
-----------------------------------------------------------------------------------
WASHINGTON  1.2%
NR                 3,395        Mun. Secs. Trust, Central Puget
                                 Sound, Reg. Trans. Auth., F.R.D.D.,
                                 F.G.I.C.,
                                 5.00%, 1/3/01, Ser. 00101                   3,395,000
A-1*               4,000        Port of Pasco Econ. Dev. Corp.,
                                 Douglas Fruit Co., F.R.W.D.,
                                 A.M.T.,
                                 5.10%, 1/4/01, Ser. 96                      4,000,000
A1+*               3,100        Seattle Mun. Light & Pwr. Rev.,
                                 F.R.D.D.,
                                 5.05%, 1/2/01, Ser. SGA 96                  3,100,000
VMIG1              6,200        Washington Hsg. Fin. Comm.,
                                 Bremerton Senior Living, F.R.W.D.,
                                 A.M.T.,
                                 5.00%, 1/4/01, Ser. 00A                     6,200,000
                                                                       ---------------
                                                                            16,695,000

    See Notes to Financial Statements                                     43

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
WEST VIRGINIA  1.2%
VMIG1           $ 16,765        WV Hosp. Fin. Auth. Rev., Pooled
                                 Loan Prog., F.R.W.D.,
                                 5.00%, 1/3/01, Ser. 00A               $    16,765,000
-------------------------------------------------------------------------------------
WISCONSIN  4.8%
NR                10,985        Appleton Sch. Dist., T.R.A.N.,
                                 4.75%, 9/28/01                             11,014,575
NR                 4,400        Chippewa Falls Sch. Dist., T.R.A.N.,
                                 4.70%, 9/28/01                              4,407,743
NR                 6,000        Janesville Sch. Dist., T.R.A.N.,
                                 4.65%, 10/4/01                              6,010,892
NR                 9,000        Madison Metropolitan Sch. Dist.,
                                 T.R.A.N.,
                                 4.50%, 6/29/01                              9,006,444
NR                 3,900        Menasha Joint Sch. Dist., T.R.A.N.,
                                 4.50%, 10/1/01                              3,902,243
NR                11,000        Mequon & Theinsville Sch. Dist.,
                                 T.R.A.N.,
                                 4.50%, 9/28/01                             11,009,330
NR                 4,700        Neenah Joint Sch. Dist., T.R.A.N.,
                                 4.41%, 8/30/01                              4,700,902
NR                 8,000        New Berlin Sch. Dist., T.R.A.N.,
                                 4.50%, 9/14/01                              8,005,332
NR                 2,700        Wausau Sch. Dist., T.R.A.N.,
                                 4.625%, 9/24/01                             2,704,222
NR                 8,500        West Allis-West Milwaukee Sch.
                                 Dist., T.R.A.N.,
                                 4.50%, 9/21/01                              8,505,826
                                                                       ---------------
                                                                            69,267,509
-------------------------------------------------------------------------------------
WYOMING  2.9%
VMIG1             22,485        Converse Cnty. Poll., Ref. Conv.,
                                 F.R.W.D.,
                                 5.10%, 1/3/01, Ser. 92                     22,485,000

    44                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                         Value (Note 1)
--------------------------------------------------------------------------------------------
VMIG1           $ 19,000        Lincoln Cnty Poll. Conv. Ref.,
                                 Pacificorp,
                                 4.90%, 1/3/01                         $    19,000,000
                                                                       ---------------
                                                                            41,485,000
                                                                       ---------------
                                Total Investments  99.5%
                                 (cost $1,442,340,915(b))                1,442,340,915
                                Other assets in excess of
                                 liabilities  0.5%                           7,560,630
                                                                       ---------------
                                Net Assets  100%                       $ 1,449,901,545
                                                                       ---------------
                                                                       ---------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    A.N.N.O.T.--Annual Option Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D--Floating Rate (Daily) Demand Note(d).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(d).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    M.E.R.L.O.T--Municipal Exempt Receipt--Liquid Optional Tender. S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
* Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.
    See Notes to Financial Statements                                     45

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 1,442,340,915
Cash                                                                      43,255
Receivable for Fund shares sold                                       22,492,237
Interest receivable                                                   11,659,165
Prepaid expenses                                                          20,913
                                                                -----------------
      Total assets                                                 1,476,556,485
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                   25,837,647
Management fee payable                                                   565,572
Accrued expenses and other liabilities                                   162,645
Distribution fee payable                                                  89,076
                                                                -----------------
      Total liabilities                                               26,654,940
                                                                -----------------
NET ASSETS                                                       $ 1,449,901,545
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $    14,499,015
   Paid-in capital in excess of par                                1,435,402,530
                                                                -----------------
Net assets, December 31, 2000                                    $ 1,449,901,545
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($1,449,901,545 / 1,449,901,545 shares of beneficial interest
   ($.01 par value) issued and outstanding)                                $1.00
                                                                -----------------
                                                                -----------------

    46                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $32,604,677
                                                                -----------------
Expenses
   Management fee                                                    3,287,443
   Distribution fee                                                    948,782
   Transfer agent's fees                                                86,000
   Registration fees                                                    30,000
   Reports to shareholders                                              26,000
   Audit fee                                                            14,000
   Legal fees and expenses                                              12,000
   Trustees' fees and expenses                                          12,000
   Miscellaneous                                                        11,721
                                                                -----------------
      Total expenses                                                 4,427,946
   Less: custodian fee credit (Note 1)                                 (41,235)
                                                                -----------------
   Net expenses                                                      4,386,711
                                                                -----------------
Net investment income                                               28,217,966
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             4,034
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $28,222,000
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     47

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                             December 31, 2000      June 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $    28,217,966      $    47,793,872
   Net realized gain on investment
      transactions                                      4,034                   --
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              28,222,000           47,793,872
                                             -----------------    -----------------
Dividends and distributions to
shareholders
(Note 1)                                          (28,222,000)         (47,793,872)
                                             -----------------    -----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed          2,577,012,777        5,489,719,243
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                28,217,354           47,791,827
   Cost of shares reacquired                   (2,584,416,044)      (5,585,155,129)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions                 20,814,087          (47,644,059)
                                             -----------------    -----------------
Total increase (decrease)                          20,814,087          (47,644,059)
NET ASSETS
Beginning of period                             1,429,087,458        1,476,731,517
                                             -----------------    -----------------
End of period                                 $ 1,449,901,545      $ 1,429,087,458
                                             -----------------    -----------------
                                             -----------------    -----------------

    48                                     See Notes to Financial Statements

                       This page intentionally left blank

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights (Unaudited)

                                               Six Months                Year
                                                  Ended                  Ended
                                            December 31, 2000        June 30, 2000
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $      1.00            $     1.000
Net investment income and net realized
gains                                                 .019                   .032
Dividends and distributions to
shareholders                                         (.019)                 (.032)
                                            -----------------      -----------------
Net asset value, end of period                 $      1.00            $     1.000
                                            -----------------      -----------------
                                            -----------------      -----------------
TOTAL RETURN(a)                                       1.91%                  3.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $ 1,449,902            $ 1,429,087
Average net assets (000)                       $ 1,505,676            $ 1,515,352
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             .58%(b)                .58%
   Expenses, excluding distribution and
      service (12b-1) fees                             .45%(b)                .46%
   Net investment income                              3.72%(b)               3.15%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(b) Annualized.
    50                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights (Unaudited) Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   1999           1998           1997           1996
-------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.027          0.031          0.030          0.031
    (0.027)        (0.031)        (0.030)        (0.031)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      2.77%          3.16%          3.05%          3.12%
$1,476,732     $1,332,985     $1,129,513     $1,156,935
$1,549,367     $1,279,188     $1,181,084     $1,134,257
       .59%           .60%           .64%           .66%
       .46%           .47%           .51%           .54%
      2.72%          3.11%          3.00%          3.06%

    See Notes to Financial Statements                                     51

      COMMAND Account
             Notes to Financial Statements (Unaudited)

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Account Program of Prudential Securities Incorporated (Prudential Securities). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at December 31, 2000 include registration rights under which the Fund may demand registration by the issuer.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Funds' policy that its custodian or designated subcustodians, as
    52

      COMMAND Account
             Notes to Financial Statements (Unaudited) Cont'd.

the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.

      Federal Income Taxes:    Each Fund intends to continue to comply with the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends:    Each Fund declares all of its net investment income as
dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.

      Custody Fee Credits:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

Note 2. Agreements
Each Fund has a management agreement with Prudential Investments Fund Management LLC (PIFM). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with The Prudential Investment Corporation ('PIC'). The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services
                                                                          53

      COMMAND Account
             Notes to Financial Statements (Unaudited) Cont'd.

pursuant to the Management Agreement and supervises the Subadviser's performance of such services. PIFM pays for the services of PIC, the cost of the subadviser's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly on the following basis:

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5
  billion                 .350%          .375%         .375%

      Effective January 1, 2000, PIC is paid by PIFM on the following basis (computed daily and payable monthly):

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .250%          .200%         .250%
Second $500 million       .191%          .200%         .191%
Third $500 million        .150%          .169%         .150%
Excess of $1.5
  billion                 .123%          .169%         .150%

      Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services.

      Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

      PIFM, PIC and PIMS are indirect wholly owned subsidiaries of The Prudential Insurance Company of America.
    54

      COMMAND Account
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC (PMFS), a wholly owned subsidiary of PIFM, serves as the Funds' transfer agent. During the period ended December 31, 2000 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                                                          $2,292,000
COMMAND Government                                                     $   49,700
COMMAND Tax-Free                                                       $   85,800

      As of December 31, 2000, the following amounts were due to PMFS from the
Funds:

COMMAND Money                                                          $  384,000
COMMAND Government                                                     $    8,300
COMMAND Tax-Free                                                       $   13,500

Note 4. Joint Repurchase Agreement Account
The COMMAND Government Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. At December 31, 2000, the Fund had a .46% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $4,000,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefore was as follows:

      Bear, Stearns & Co., Inc., 6.00%, in the principal amount of $245,000,000, repurchase price $245,163,333, due 1/2/01. The value of the collateral including accrued interest was $250,948,197.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.00%, in the principal amount of $245,000,000, repurchase price $245,163,333, due 1/2/01. The value of the collateral including accrued interest was $249,901,068.

      State Street Bank Corp., 5.50%, in the principal amount of $137,369,000, repurchase price $137,452,948, due 1/2/01. The value of the collateral including accrued interest was $140,122,696.

      UBS Warburg, 6.00%, in the principal amount of $245,000,000, repurchase price $245,163,333, due 1/2/01. The value of the collateral including accrued interest was $249,902,063.

Prudential Securities COMMAND Funds

    Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
           www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Securities COMMAND Funds

     Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

           www.prudential.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Securities COMMAND Funds

   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THR JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
--------------------------
Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Langdon R. Stevenson
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

--------------------------------------------
Fund Symbols     NASDAQ          CUSIP
                 CDMXX         20050F103
                 CGMXX         20050D108
                 CDFXX         20050R107
--------------------------------------------

The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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Fund Symbols      NASDAQ      CUSIP
                  CDMXX     20050F103
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                  CDFXX     20050R107
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